Subsequent Events (Details)	12 Months Ended
Dec. 31, 2023 shares
Subsequent Events (Details) [Line Items]
American depositary shares	361,324
Restricted share units [member]
Subsequent Events (Details) [Line Items]
Total restricted share units	1,806,620
Officers [Member]
Subsequent Events (Details) [Line Items]
Ordinary shares	1,806,620